Consolidated statement of profit or loss (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Consolidated Statements of Profit or Loss	The consolidated statements of profit or loss disclosing expenses by nature is presented below:

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2018	2019	2020	2020
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	909,549	909,012	835,446	11,082
Other operating income**		9,544	15,468	9,863	131
Investment and other income	7	31,361	31,540	25,714	341

Total Income		950,454	956,020	871,023	11,554
(Decrease)/increase in inventories of finished goods and work-in-progress		(5,392)	1,614	(13,690)	(182)
Raw materials and other consumables used*		(604,738)	(614,583)	(549,936)	(7,294)
Employee costs		(27,537)	(30,230)	(26,920)	(357)
Other costs ** *		(33,404)	(42,530)	(46,185)	(613)
Depreciation and amortisation		(74,879)	(96,146)	(100,490)	(1,333)
Impairment (charge) / reversal		44,679	2,611	(148,022)	(1,963)
Finance and other costs	8	(135,473)	(59,026)	(54,557)	(724)

Profit / ( loss) before tax		113,710	117,730	(68,777)	(912)

Income tax expense	9	(66,426)	(41,501)	26,677	354

Profit / (lo ss) for the year		47,284	76,229	(42,100)	(558)

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,171 million,
₹
 4,577 million and
₹
 4,327 million ($ 57 million) for financial year ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively.

***	includes rent for the year ended March 31, 2020 representing expense on short term/ low value leases.